Reserves (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Reserves

	Note	December 31	December 31
(in thousands)		2021	2020

Reserves

Share purchase warrants	19.1	$83,077	$83,077

Share purchase options	19.2	22,349	21,855

Restricted share units	19.3	7,196	6,815

Long-term investment revaluation reserve, net of tax	19.4	(65,586)	15,135

Total reserves		$47,036	$126,882

Summary of Share Purchase Warrants
The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31

	2021	2020

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$49.86	Cdn$33.47

Expected dividend yield	1.53%	1.78%

Expected volatility	35%	30%

Risk-free interest rate	0.51%	0.52%

Expected option life, in years	3.0	2.5

Weighted average fair value per option granted	Cdn$10.69	Cdn$5.57

Number of options issued during the period	317,560	451,110

Total fair value of options issued (000’s)	$2,720	$1,807

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at December 31, 2021:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$25.88¹	14,880	-	14,880	1.2 years

$26.24	299,360	-	299,360	1.2 years

$27.03	2,230	-	2,230	2.4 years

$27.51	130,150	-	130,150	0.2 years

$30.53¹	31,245	38,400	69,645	3.2 years

$30.82	4,477	-	4,477	2.5 years

$31.12¹	63,580	-	63,580	2.2 years

$32.93	435,040	-	435,040	2.2 years

$33.47	182,630	185,945	368,575	3.2 years

$49.86	-	256,370	256,370	6.2 years

$50.65¹	-	61,190	61,190	6.2 years

	1,163,592	541,905	1,705,497	6.2 years

1)	US$ share purchase options converted to Cdn$ using the exchange rate of 1.2678, being the Cdn$/US$ exchange rate at December 31, 2021.

Disclosure of Share Purchase Options Reserve
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2020 to December 31, 2021 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2020	2,394,490	Cdn$27.08

Granted (fair value - $2 million or Cdn$5.57 per option)	451,110	33.47

Exercised	(1,056,363)	25.70

Forfeited	(2,420)	32.01

At December 31, 2020	1,786,817	Cdn$29.54

Granted (fair value - $3 million or Cdn$10.69 per option)	317,560	49.86

Exercised	(398,880)	24.96

At December 31, 2021	1,705,497	Cdn$34.40

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2020 to December 31, 2021 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2020	366,323	$21.67

Granted (fair value - $3 million)	132,960	24.26

Released	(128,405)	22.25

Forfeited	(620)	24.11

At December 31, 2020	370,258	$22.40

Granted (fair value - $4 million)	96,680	39.95

Released	(116,880)	24.09

At December 31, 2021	350,058	$26.69

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2020 to December 31, 2021 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2020		$57,062	$(9,853)	$47,209

Unrealized gain (loss) on LTIs 1		25,856	(1,866)	23,990

Reallocate reserve to retained earnings upon disposal of LTIs 1		(60,815)	4,751	(56,064)

At December 31, 2020		$22,103	$(6,968)	$15,135

Unrealized gain (loss) on LTIs 1		(14,000)	(2,314)	(16,314)

Reallocate reserve to retained earnings upon disposal of LTIs 1	15	(73,578)	9,171	(64,407)

At December 31, 2021		$(65,475)	$(111)	$(65,586)

1)	LTIs refers to long-term investments in common shares held.